CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Allowance for loan losses	$ 7,789,262	$ 5,728,395
Preferred stock, par value	$ 0.10	$ 0.10
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	7,727,756	7,887,702
Common stock, shares outstanding	7,727,756	7,887,702